Schedule of Investments

February 29, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities– 97.73%
Diversified–46.08%
Energy Transfer L.P.	8,290,594	$121,374,287
Enterprise Products Partners L.P.	3,029,145	83,150,030
MPLX L.P.	3,077,850	118,312,554
ONEOK, Inc.	752,414	56,521,340
Williams Cos., Inc.	981,651	35,280,537
		414,638,748

Gathering & Processing–29.95%
EnLink Midstream LLC	1,874,145	23,108,208
Hess Midstream L.P., Class A	573,651	19,555,763
Targa Resources Corp.	1,204,927	118,372,028
Western Midstream Partners L.P.	3,243,978	108,511,061
		269,547,060

Natural Gas Pipeline Transportation–4.28%
DT Midstream, Inc.	153,311	8,835,313
Enbridge, Inc.(a)	382,134	13,153,052
Equitrans Midstream Corp.	1,544,640	16,512,202
		38,500,567

Other Energy–5.12%
Cheniere Energy, Inc.	175,054	27,168,381
Cheniere Energy Partners LP	192,568	9,362,656
Westlake Chemical Partners L.P.	427,065	9,497,925
		46,028,962

	Units	Value
Petroleum Pipeline Transportation–12.30%
Genesis Energy L.P.	1,220,963	$14,065,493
NuStar Energy L.P.	841,766	19,882,513
Plains All American Pipeline L.P.	3,622,140	59,475,539
Plains GP Holdings L.P., Class A	1,004,599	17,279,103
		110,702,648
Total Master Limited Partnerships And Related Entities (Cost $508,168,934)		879,417,985

	Shares
Money Market Funds–3.73%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $33,589,672)(b)	33,589,672	33,589,672
TOTAL INVESTMENTS IN SECURITIES–101.46% (Cost $541,758,606)		913,007,657
OTHER ASSETS LESS LIABILITIES–(1.46)%		(13,138,278)
NET ASSETS–100%		$899,869,379

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–133.30%
Diversified–62.82%
Energy Transfer L.P.(a)	2,633,882	$38,560,044
Enterprise Products Partners L.P.(a)	962,668	26,425,237
MPLX L.P.(a)	974,982	37,478,308
ONEOK, Inc.(a)	234,378	17,606,475
Williams Cos., Inc.(a)	311,629	11,199,946
		131,270,010

Gathering & Processing–41.00%
EnLink Midstream LLC(a)	587,799	7,247,562
Hess Midstream L.P., Class A(a)	182,076	6,206,971
Targa Resources Corp.(a)	384,493	37,772,592
Western Midstream Partners L.P.(a)	1,029,943	34,451,597
		85,678,722

Natural Gas Pipeline Transportation–5.75%
DT Midstream, Inc.(a)	48,076	2,770,620
Enbridge, Inc.(b)	118,105	4,065,174
Equitrans Midstream Corp.	484,045	5,174,441
		12,010,235

Other Energy–6.91%
Cheniere Energy Partners LP(a)	62,428	3,035,249
Cheniere Energy, Inc.(a)	54,691	8,488,043
Westlake Chemical Partners L.P.(a)	131,528	2,925,183
		14,448,475

	Units	Value
Petroleum Pipeline Transportation–16.82%
Genesis Energy L.P.(a)	386,806	$4,456,005
NuStar Energy L.P.(a)	267,320	6,314,098
Plains All American Pipeline L.P.(a)	1,150,004	18,883,066
Plains GP Holdings L.P., Class A(a)	319,211	5,490,429
		35,143,598
Total Master Limited Partnerships And Related Entities (Cost $200,246,971)		278,551,040

	Shares
Money Market Funds–1.65%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $3,448,365)(c)	3,448,365	3,448,365
TOTAL INVESTMENTS IN SECURITIES–134.95% (Cost $203,695,336)		281,999,405
OTHER ASSETS LESS LIABILITIES–(5.28)%		(11,038,287)
BORROWINGS–(29.67)%		(62,000,000)
NET ASSETS–100%		$208,961,118

Notes to Schedule of Investments:

(a)

As of February 29, 2024, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $162,871,327 as of February 29, 2024. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	Foreign security denominated in U.S. dollars.
(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Units	Value

Master Limited Partnerships And Related Entities–106.35%
Diversified–38.95%
Energy Transfer L.P.	35,565,345	$520,676,642
Enterprise Products Partners L.P.	13,525,000	371,261,250
MPLX L.P.	12,829,596	493,169,670
		1,385,107,562

Gathering & Processing–30.21%
Antero Midstream Corp.	22,494,063	301,420,444
EnLink Midstream LLC	14,182,821	174,874,183
Hess Midstream L.P., Class A	1,600,000	54,544,000
Summit Midstream Partners L.P. (a)(b)	738,629	14,440,197
Western Midstream Partners L.P.	15,823,546	529,297,614
		1,074,576,438

Other Energy–12.54%
Arko Corp.	1,626,925	10,623,820
CrossAmerica Partners L.P. (a)	3,748,183	80,323,562
Enviva, Inc.	100,000	39,970
Global Partners L.P. (a)	1,432,261	66,786,330
KNOT Offshore Partners L.P. (a)	1,776,804	9,772,422
Kodiak Gas Services, Inc.	1,000,000	25,500,000
USA Compression Partners L.P. (a)	9,420,746	235,236,028
Westlake Chemical Partners L.P.	800,000	17,792,000
		446,074,132

Petroleum Pipeline Transportation–24.19%
Delek Logistics Partners L.P.	941,387	41,138,612
Genesis Energy L.P. (a)	7,495,932	86,353,136
NGL Energy Partners L.P. (a)(b)	12,412,037	73,355,139
NuStar Energy L.P. (a)	13,574,526	320,630,304
Phillips 66 Partners L.P.	500	71,255
Plains All American Pipeline L.P.	20,633,333	338,799,328
		860,347,774

	Units	Value

Terminalling & Storage–0.46%
Martin Midstream Partners L.P. (a)	7,026,434	$16,441,856
Total Master Limited Partnerships And Related Entities (Cost $2,312,940,581)		3,782,547,762

	Shares

Common Stocks & Other Equity Interests–0.41%
Natural Gas Pipeline Transportation–0.41%
Kinetik Holdings, Inc. (Cost $13,143,265)	410,000	14,481,200

	Units

Preferred Master Limited Partnerships And Related Entities–0.07%

Other Energy–0.07%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,610,000

	Shares

Money Market Funds–2.23%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $79,204,852) (c)	79,204,852	79,204,852
TOTAL INVESTMENTS IN SECURITIES–109.06% (Cost $2,407,788,698)		3,878,843,814
OTHER ASSETS LESS LIABILITIES–(9.06)%		(322,069,514)
NET ASSETS–100%		$3,556,774,300

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 29, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$88,944,383	$—	$—	$(6,653,025)	$—	$80,323,562	$(1,967,796)	$—	$—
Genesis Energy L.P.	94,148,906	—	—	(7,750,770)	—	86,353,136	(45,000)	1,079,390	—
Global Partners L.P.[i]	94,253,918	—	(49,133,700)	(21,767,474)	44,523,664	66,786,330	(1,090,078)	—	—
KNOT Offshore Partners L.P.	9,541,438	—	—	277,181	—	9,772,422	(46,197)	—	—
Martin Midstream Partners L.P.	18,128,200	—	—	(1,653,060)	—	16,441,856	(33,284)	1,848	—
NGL Energy Partners L.P.	53,744,120	—	—	19,611,019	—	73,355,139	—	—	—
NuStar Energy L.P.	279,279,215	—	(24,437,394)	77,383,469	(6,222,385)	320,630,304	(5,372,601)	374,609	—
Summit Midstream Partners L.P.	15,289,620	—	—	(849,423)	—	14,440,197	—	—	—
USA Compression Partners L.P.	235,617,712	—	(12,002,961)	5,183,504	7,485,808	235,236,028	(1,048,035)	3,950,357	—
	$888,947,512	$—	$(85,574,055)	$63,781,421	$45,787,087	$903,338,974	$(9,602,991)	$5,406,204	$—

[i].	As of February 29, 2024, the security was not considered as an affiliate of the Fund.
(b)	Non-income producing.
(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

February 29, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–102.11%
Diversified–30.36%
Energy Transfer L.P.	9,906,327	$145,028,630
Enterprise Products Partners L.P.	3,344,474	91,805,811
MPLX L.P.	3,435,428	132,057,852
ONEOK, Inc.	1,168,196	87,754,884
Williams Cos., Inc.	2,608,555	93,751,467
		550,398,644

Gathering & Processing–28.79%
Antero Midstream Corp.	6,950,954	93,142,784
Archrock, Inc.	4,650,839	84,970,828
EnLink Midstream LLC	7,430,586	91,619,125
Hess Midstream L.P., Class A	1,469,355	50,090,312
Summit Midstream Partners L.P.(c)	171,723	3,357,175
Targa Resources Corp.	963,828	94,686,463
Western Midstream Partners L.P.	3,110,416	104,043,428
		521,910,115
Natural Gas Pipeline Transportation–4.06%
DT Midstream, Inc.	221,819	12,783,429
Enbridge, Inc.(a)	354,167	12,190,428
Equitrans Midstream Corp.	3,415,838	36,515,305
Kinder Morgan, Inc.	697,880	12,136,133
		73,625,295

Other Energy–18.12%
Aris Water Solutions, Inc., Class A	50,000	602,000
Arko Corp.	1,829,604	11,947,314
Cheniere Energy Partners LP	100	4,862
CrossAmerica Partners L.P.(b)	1,971,946	42,258,803
CSI Compressco L.P.(b)(d)	10,234,420	20,366,496
Global Partners L.P.	1,209,219	56,385,882
Kodiak Gas Services, Inc.	170,000	4,335,000
Suburban Propane Partners L.P.	5,962	124,009
Sunoco L.P.	528,500	32,439,330
USA Compression Partners L.P.	2,950,277	73,668,417
Westlake Chemical Partners L.P.(b)	3,886,522	86,436,249
		328,568,362

	Units	Value

Petroleum Pipeline Transportation–20.36%
Chevron Corp.	137	$20,825
Delek Logistics Partners L.P.	140,163	6,125,123
Genesis Energy L.P.(b)	8,391,977	96,675,575
HF Sinclair Corp.	139,707	7,753,739
NGL Energy Partners L.P.(b)(c)	7,150,096	42,257,067
NuStar Energy L.P.	3,797,882	89,705,973
Phillips 66 Partners L.P.	491	69,973
Plains All American Pipeline L.P.	5,809,426	95,390,775
Plains GP Holdings L.P., Class A	1,811,755	31,162,186
		369,161,236
Production & Mining–0.40%
Alliance Resource Partners L.P.	378,734	7,195,946

Terminalling & Storage–0.02%
Martin Midstream Partners L.P.(c)	186,311	435,968
Total Master Limited Partnerships And Related Entities (Cost $1,117,760,433)		1,851,295,566

Preferred Master Limited Partnerships And Related Entities–0.81%
Other Energy–0.81%
Global Partners L.P., 9.50%	97,881	2,554,694
Global Partners L.P., 12.40%(b)	464,884	12,143,328
		14,698,022
Total Preferred Master Limited Partnerships And Related Entities (Cost $14,069,125)		14,698,022

	Shares

Common Stocks & Other Equity Interests–0.47%
Natural Gas Pipeline Transportation–0.47%
Kinetik Holdings, Inc.	230,000	8,123,600
Pembina Pipeline Corp.(a)	10,000	348,100
		8,471,700
Total Common Stocks & Other Equity Interests (Cost $7,721,984)		8,471,700

Money Market Funds–5.54%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $100,376,887)(e)	100,376,887	100,376,887
TOTAL INVESTMENTS IN SECURITIES–108.93% (Cost $1,239,928,429)		1,974,842,175
OTHER ASSETS LESS LIABILITIES–(8.93)%		(161,886,525)
NET ASSETS–100%		$1,812,955,650

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 29, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$46,794,279	$—	$—	$(3,500,204)	$—	$42,258,803	$(1,035,272)	$—	$—
CSI Compressco L.P.	18,933,677	—	—	1,488,374	—	20,366,496	(55,555)	46,789	—
Genesis Energy L.P.	104,147,231	1,125,156	—	(8,012,326)	—	96,675,575	(584,486)	659,311	—
NGL Energy Partners L.P.	30,959,916	—	—	11,297,151	—	42,257,067	—	—	—
Westlake Chemical Partners	88,029,723	—	—	(585,089)	—	86,436,249	(1,008,385)	823,721	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	11,840,595	—	—	302,733	—	12,143,328	—	—	360,731
	$300,705,421	$1,125,156	$—	$990,639	$—	$300,137,518	$(2,683,698)	$1,529,821	$360,731

(c)	Non-income producing.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented 1.12% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

February 29, 2024

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2024, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.